Share-Based Compensation - Schedule of Activities for Stock Options (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2018 CNY (¥) $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2021 CNY (¥) shares
Options Outstanding
Granted (in shares)	13,736	3,005	10,849
Cancelled/forfeited (in shares)	(5,201)	(2,539)	(1,903)
Weighted Average Exercise Price
Exercise Price | $ / shares	$ 0.0001
Employees, Directors and Non-employee Directors
Options Outstanding
Balance at the beginning of the period (in shares)	13,660	16,241	20,142
Granted (in shares)	13,489	2,829	5,091
Exercised (in shares)	(2,426)	(3,140)	(7,798)
Cancelled/forfeited (in shares)	(4,594)	(2,270)	(1,194)
Balance at the end of the period (in shares)	20,129	13,660	16,241	20,142
Vested and expected to vest at the end of the period (in shares)						18,867
Exercisable at the end of the period (in shares)						4,447
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares	$ 1.7569	$ 1.7386	$ 1.5164
Exercise Price | $ / shares	0.5000	0.5000	0.5000		$ 0.0001
Exercised (in dollars per share) | $ / shares	0.4529	0.2399	0.2548
Cancelled/forfeited (in dollars per share) | $ / shares	3.2215	2.1589	2.3996
Balance at the end of the period (in dollars per share) | $ / shares	0.7227	$ 1.7569	$ 1.7386	$ 1.5164
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	0.7355
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 1.2408
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)	8 years 5 months 4 days	7 years 10 months 13 days	8 years 2 months 19 days	7 years 11 months 12 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life	8 years 5 months 1 day
Exercisable at the end of the period, weighted average remaining contractual life	6 years 6 months 10 days
Aggregate Intrinsic Value | ¥		$ 189,072	$ 589,871	$ 353,559		¥ 155,018
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥						143,684
Exercisable at the end of the period, Aggregate intrinsic value | ¥						¥ 19,540
Non-employees
Options Outstanding
Balance at the beginning of the period (in shares)	410	410	500
Exercised (in shares)	(160)		(90)
Balance at the end of the period (in shares)	250	410	410	500
Vested and expected to vest at the end of the period (in shares)						250
Exercisable at the end of the period (in shares)						250
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Exercised (in dollars per share) | $ / shares	0.0001		0.0001
Balance at the end of the period (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	0.0001
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)	5 years 6 months 29 days	6 years 6 months 29 days	7 years 6 months 29 days	8 years 6 months 29 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life	5 years 6 months 29 days
Exercisable at the end of the period, weighted average remaining contractual life	5 years 6 months 29 days
Aggregate Intrinsic Value | ¥		$ 8,962	$ 19,864	$ 12,439		¥ 3,076
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥						3,076
Exercisable at the end of the period, Aggregate intrinsic value | ¥						¥ 3,076